Federal Income Taxes (Details) - Honeywell 401(k) Plan [Member]	12 Months Ended
Dec. 31, 2025
Federal Income Taxes [Abstract]
Tax determination letter date	Jun. 07, 2016
Tax determination letter, obtained	true
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]